Related party transactions - Service agreements and products - General (Details) € in Thousands				1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2025 item	Dec. 31, 2024	Dec. 31, 2010	Mar. 31, 2025 shares	Nov. 30, 2023	Dec. 31, 2025 EUR (€) item	Dec. 31, 2024 EUR (€)
Related party transactions
Number of members of supervisory board, elected by shareholders | item	6					6
Vifor Fresenius Medical Care Renal Pharma Ltd.
Related party transactions
Ownership in associate (as a percent)	45.00%	45.00%	45.00%
Commitments made | €						€ 226,723	€ 522,091
Vifor Fresenius Medical Care Renal Pharma Ltd. | Less than 1 year
Related party transactions
Commitments made | €						€ 226,723	€ 265,666
Fresenius SE Companies | Minimum
Related party transactions
Term of related party agreement to receive services					1 year
Fresenius SE Companies | Maximum
Related party transactions
Term of related party agreement to receive services					5 years	4 years
Fresenius SE
Related party transactions
Number of members of supervisory board, elected by shareholders | item	1					1
Number of company shares sold | shares				10,600,000
Proportion of ownership interest in reporting entity (as a percent), including treasury shares	27.80%					27.80%
Fresenius SE | Minimum
Related party transactions
Percentage of ownership interest in company intended to be retained				25.00%
Number of shares in company intended to be retained in addition to 25% ownership | shares				1